Intangible Assets (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 80,000	$ 35,545	$ 29,707